Performance Management	Jul. 31, 2025
Integrity Dividend Harvest Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Additional Market Index [Text]	The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance and a supplemental index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 15.20% (quarter ended December 31, 2022) and the lowest return for a quarter was -20.05% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2025 was 14.18%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	14.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.20%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(20.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance and a supplemental index. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (inception date: May 1, 2012)
Return Before Taxes	15.13%	8.83%	9.21%	—
Return After Taxes on Distributions	14.96%	8.83%	8.36%	—
On Distributions and Sale of Fund Shares	13.67%	7.98%	7.73%	—
Class C (inception date: August 3, 2015)
Return Before Taxes	19.29%	9.13%	—	9.52%
Class I (inception date: August 1, 2016)
Return Before Taxes	21.53%	10.23%	—	9.94%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	13.60% (Class C) 14.56% (Class I)
S&P High Yield Dividend Aristocrats® Index*(2) (reflects no deduction for fees, expenses, or taxes)	8.80%	7.48%	9.26%	9.89% (Class C) 8.91% (Class I)

(1)	The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
(2)	The S&P High Yield Dividend Aristocrats® Index is designed to measure the performance of companies within the S&P Composite 1500® that have followed a managed-dividends policy of consistently increasing dividends every year for at least twenty years.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Integrity Dividend Summit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Additional Market Index [Text]	The table below shows the Fund’s average annual total returns for 1 year and since inception periods, and how they compare with those of a broad measure of market performance and a supplemental index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 11.27% (quarter ended September 30, 2024) and the lowest return for a quarter was -4.63% (quarter ended December 31, 2024). The Fund’s calendar year-to-date total return as of September 30, 2025 was 8.69%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	8.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.27%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(4.63%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows the Fund’s average annual total returns for 1 year and since inception periods, and how they compare with those of a broad measure of market performance and a supplemental index. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (inception date: May 1, 2023)
Return Before Taxes	5.18%	—	—	7.27%
Return After Taxes on Distributions	5.13%	—	—	7.27%
On Distributions and Sale of Fund Shares	5.32%	—	—	6.97%
Class C (inception date: May 1, 2023)
Return Before Taxes	9.71%	—	—	10.66%
Class I (inception date: May 1, 2023)
Return Before Taxes	10.70%	—	—	10.66%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	24.73%
Dow Jones U.S. Select Dividend® Index(2) (reflects no deduction for fees, expenses, or taxes)	16.62%	8.86%	9.38%	11.97%

(1)	The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
(2)	The Dow Jones U.S. Select Dividend® Index is one hundred stocks that are selected to the index by dividend yield, subject to screens for dividend per share growth rate, dividend payout ratio, and average daily dollar trading volume. Components are weighted by indicated annual dividend.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
INTEGRITY GROWTH & INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended June 30, 2020) and the lowest return for a quarter was -17.43% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2025 was 15.13%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	15.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(17.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	13.94%	10.90%	10.82%	—
Return After Taxes on Distributions	13.79%	10.90%	10.14%	—
Return After Taxes on Distributions and Sale of Fund Shares	11.12%	9.02%	8.85%	—
Class C (inception date: August 3, 2015)
Return Before Taxes	18.02%	11.31%	—	10.86%
Class I (inception date: August 1, 2016)
Return Before Taxes	20.23%	12.32%	—	13.38%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%	13.60% (Class C) 14.56% (Class I)

(1)	The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Integrity High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance for Class A shares.
Performance Additional Market Index [Text]	The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A and Class C shares, and for 1 year, 5 years, and since inception for Class I shares, and how they compare with those of a broad measure of market performance and a supplemental index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 8.47% (quarter ended June 30, 2020) and the lowest return for a quarter was -11.48% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2025 was 6.88%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	6.88%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	8.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(11.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A and Class C shares, and for 1 year, 5 years, and since inception for Class I shares, and how they compare with those of a broad measure of market performance and a supplemental index. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	3.06%	2.98%	4.24%	—
Return After Taxes on Distributions	0.82%	1.01%	2.14%	—
Return After Taxes on Distributions and Sale of Fund Shares	1.36%	1.40%	2.28%	—
Class C
Return Before Taxes	5.74%	3.08%	3.90%	—
Class I (inception date: August 1, 2016)
Return Before Taxes	7.96%	4.14%	—	5.16%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.25%	-1.62%	1.35%	0.86% (Class I)
Bloomberg U.S. Corporate High Yield Bond Index(2) (reflects no deduction for fees, expenses, or taxes)	8.19%	4.21%	5.17%	5.32% (Class I)

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market.

(2)	The Bloomberg U.S. Corporate High Yield Bond Index is an unmanaged index measures the USD-denominated, high yield, fixed-rate corporate bond market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Integrity Mid-North American Resources Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective as of November 29, 2019, the Fund changed its name from the Williston Basin/Mid-North America Stock Fund to the Integrity Mid-North American Resources Fund.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Additional Market Index [Text]	The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A and C shares, and for 1 year, 5 years, and since inception for Class I shares, and how they compare with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 35.51% (quarter ended December 31, 2020) and the lowest return for a quarter was -50.28% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2025 was 17.59%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	17.59%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	35.51%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(50.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A and C shares, and for 1 year, 5 years, and since inception for Class I shares, and how they compare with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A
Return Before Taxes	11.58%	7.41%	0.72%	—
Return After Taxes on Distributions	11.46%	7.41%	0.65%	—
Return After Taxes on Distributions and Sale of Fund Shares	9.00%	6.10%	0.67%	—
Class C (inception date: May 1, 2014)
Return Before Taxes	15.83%	7.93%	0.74%	—
Class I (inception date: August 1, 2016)
Return Before Taxes	18.11%	9.03%	—	4.39%
S&P Composite 1500® Index(1) (reflects no deduction for fees, expenses, or taxes)	23.95%	14.13%	12.79%	14.18% (Class I)
S&P Composite 1500® Energy Index(2) (reflects no deduction for fees, expenses, or taxes)	5.98%	12.11%	4.34%	7.17% (Class I)

(1)	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

(2)	The S&P Composite 1500® Energy Index comprises those companies included in in the S&P 1500® TR Index that are classified as members of the GICS® energy sector.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Integrity Short Term Government Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

As a result of the reorganization of the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Predecessor Fund”) into Class I of the Fund on January 17, 2020 (the “Reorganization”), the performance and accounting history of the Predecessor Fund was assumed by Class I shares of the Fund. The performance information of Class I shares prior to completion of the Reorganization is that of the Predecessor Fund’s Institutional Class shares.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from calendar year to calendar year and by showing how the average annual total returns for 1, 5, and 10 years for Class I shares, and for 1 year and since inception periods for Class A shares, and how they compare with those of a broad measure of market performance and a supplemental index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	U.S. Government having a maturity of at least one year and less than three years.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from calendar year to calendar year and by showing how the average annual total returns for 1, 5, and 10 years for Class I shares, and for 1 year and since inception periods for Class A shares, and how they compare with those of a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 3.31% (quarter ended December 31, 2023) and the lowest return for a quarter was -3.62% (quarter ended September 30, 2022). The year-to-date return of the Fund’s Class I shares through September 30, 2025 is 7.40%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	7.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	3.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.62%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class I (inception date: June 30, 2011)
Return Before Taxes	7.39%	1.24%	1.36%	—
Return After Taxes on Distributions	7.31%	0.60%	0.41%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.64%	0.95%	0.75%	—
Class A (inception date: January 17, 2020)
Return Before Taxes	4.98%	—	—	0.55%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.25%	-1.62%	1.35%	-0.43% (Class A)
ICE BofA 1-3 Year U.S. Treasury Index(2) (reflects no deduction for fees, expenses, or taxes)	4.08%	1.40%	1.40%	1.39% (Class A)

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds.
(2)	The ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only; after-tax returns for Class A shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for Class A shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262